Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Returns on deposits and equity securities	$ 78	$ 12	$ 41
Fair value gains on debt and interest rate swaps	14		4
Discount unwind on other long-term assets			6
Interest income on income tax balances	3	31	36
Total	95	43	87
Finance expense
Interest on debt, leases and other financing costs	(889)	(774)	(736)
Net interest on post-employment defined benefit plan net liabilities	(29)	(26)	(37)
Net exchange losses	(16)	(20)	(34)
Discount unwind on contingent consideration arising from business combinations	(168)	(226)	(278)
Discount unwind on other long-term liabilities	(216)	(248)	(219)
Fair value losses on debt and interest rate swaps		(4)
Interest expense on income tax balances	(28)	(2)	(2)
Total	(1,346)	(1,300)	(1,306)
Interest capitalised during the year	0
Net finance expense	(1,251)	(1,257)	(1,219)
Acerta Pharma
Finance expense
Discount unwind on other long-term liabilities	$ (108)	$ (161)	$ (151)